T. ROWE PRICE International Stock Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
MercadoLibre (USD) (1) 108,609 203,962
Total Argentina (Cost $138,524) 203,962
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $23,865 (USD) (1)(2)(3) 14,001 20,951
20,951
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408
(USD) (1)(2)(3) 826 1,236
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58
(USD) (1)(2)(3) 34 51
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5
(USD) (1)(2)(3) 3 5
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4
(USD) (1)(2)(3) 2 3
1,295
Total Australia (Cost $25,340) 22,246
CANADA 5.9%
Common Stocks 5.9%
Canadian National Railway (USD)  1,109,327 141,118
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial (4) 1,145,373 65,388
Descartes Systems Group (USD) (1) 738,249 55,487
DPM Metals  1,463,392 51,443
Element Fleet Management  6,055,929 135,906
Shopify, Class A (USD) (1) 1,259,246 147,521
Suncor Energy (USD)  1,851,119 124,543
TMX Group  1,734,127 63,385
Total Canada (Cost $489,630) 784,791

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.7%
Convertible Preferred Stocks 0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(3) 282,204 98,610
Total Cayman Islands (Cost $13,909) 98,610
CHINA 6.1%
Common Stocks 4.2%
58.com (USD) (1)(2) 3,564,710 —
Alibaba Group Holding, ADR (USD) (4) 863,369 105,547
KE Holdings, ADR (USD) (4) 4,624,522 78,385
Meituan , Class B (HKD) (1) 5,528,600 65,273
Shenzhou International Group Holdings (HKD)  8,519,900 48,421
Tencent Holdings (HKD)  2,215,700 135,386
Tencent Holdings, ADR (USD)  1,506,246 92,529
Zhongji Innolight , Class H (HKD) (1) 277,350 36,356
561,897
Common Stocks - China A Shares 1.9%
Hongfa Technology, A Shares (CNH)  15,690,306 82,572
Sany Heavy Industry, A Shares (CNH)  25,883,150 78,836
Shenzhen Inovance Technology, A Shares (CNH)  9,573,222 90,905
252,313
Total China (Cost $618,521) 814,210
DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, ADR (USD) (4) 2,498,321 117,621
Total Denmark (Cost $148,785) 117,621
FINLAND 0.5%
Common Stocks 0.5%
Fortum  2,884,392 65,573
Total Finland (Cost $62,666) 65,573

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 7.3%
Common Stocks 7.3%
Airbus  974,869 228,859
Dassault Aviation  393,906 136,075
L'Oreal 93,068 41,452
LVMH Moet Hennessy Louis Vuitton  158,097 86,817
Rexel  867,979 36,017
Safran  412,965 162,288
Sartorius Stedim Biotech  460,475 89,028
Schneider Electric  580,861 195,161
Total France (Cost $746,062) 975,697
GERMANY 6.8%
Common Stocks 6.8%
Infineon Technologies  1,510,446 108,395
Innio (USD) (1) 441,924 10,792
QIAGEN (4) 3,845,943 158,256
SAP  736,115 134,926
Schott Pharma (4) 2,978,713 75,656
Siemens  391,639 128,319
Siemens Energy  1,112,377 190,042
Siemens Healthineers 2,330,100 99,227
Total Germany (Cost $828,724) 905,613
GREECE 0.7%
Common Stocks 0.7%
National Bank of Greece  4,845,402 90,663
Total Greece (Cost $82,792) 90,663
INDIA 4.6%
Common Stocks 4.6%
Axis Bank  8,901,708 114,630
Bharti Airtel  3,991,284 82,457
Cummins India  1,238,024 71,602
ICICI Bank  8,951,670 134,536
Larsen & Toubro  1,984,721 81,861
LG Electronics India (1) 1,204,451 18,810

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
NTPC  30,791,332 111,976
Total India (Cost $438,037) 615,872
INDONESIA 1.1%
Common Stocks 1.1%
Bank Central Asia  241,215,500 84,540
Telkom Indonesia Persero  398,054,500 58,112
Total Indonesia (Cost $130,843) 142,652
IRELAND 0.7%
Common Stocks 0.7%
Ryanair Holdings  3,315,204 92,963
Total Ireland (Cost $94,169) 92,963
ISRAEL 0.4%
Common Stocks 0.4%
Tower Semiconductor (USD) (1) 224,666 49,352
Total Israel (Cost $30,393) 49,352
ITALY 1.8%
Common Stocks 1.8%
Banca Mediolanum  1,870,879 50,130
Ferrari  344,315 135,382
Prysmian  410,926 56,705
Total Italy (Cost $215,182) 242,217
JAPAN 13.3%
Common Stocks 13.3%
Ajinomoto  1,776,000 54,769
Asics  764,200 22,532
Chugai Pharmaceutical  1,198,800 52,018
Disco  91,000 32,526
East Japan Railway (4) 3,170,900 72,958
Hitachi  4,536,900 148,677
Keyence  296,500 148,720
Kioxia Holdings (1) 235,800 65,726

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Komatsu  2,101,500 91,185
Kyushu Railway  3,871,500 87,363
Nextage  (4) 3,408,200 71,020
Nippon Sanso Holdings  3,113,200 111,917
Olympus  4,828,000 55,181
Rakuten Bank (1) 1,008,900 34,481
Recruit Holdings  2,045,700 161,776
Renesas Electronics (4) 7,759,900 155,538
Sanrio (4) 9,806,300 78,687
Seven & i Holdings  7,481,900 99,211
Sony Group  6,584,900 153,882
Tokyo Seimitsu (4) 785,900 81,834
Total Japan (Cost $1,364,433) 1,780,001
MEXICO 1.2%
Common Stocks 1.2%
Grupo Mexico, Series B  13,582,006 163,342
Total Mexico (Cost $72,597) 163,342
NETHERLANDS 8.2%
Common Stocks 8.2%
Adyen (1) 74,208 75,486
Argenx , ADR (USD) (1) 102,743 87,724
ASM International  87,385 80,932
ASML Holding  350,555 577,695
CVC Capital Partners (4) 9,133,851 153,359
Prosus 2,721,813 126,490
Total Netherlands (Cost $414,548) 1,101,686
PHILIPPINES 0.1%
Common Stocks 0.1%
SM Investments  1,815,725 17,587
Total Philippines (Cost $25,707) 17,587
PORTUGAL 1.0%
Common Stocks 1.0%
Banco Comercial Portugues , Class R  46,131,399 56,839

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Galp Energia 3,272,839 74,328
Total Portugal (Cost $96,098) 131,167
SAUDI ARABIA 0.8%
Common Stocks 0.8%
Saudi National Bank  9,665,738 101,146
Total Saudi Arabia (Cost $87,283) 101,146
SINGAPORE 1.2%
Common Stocks 1.2%
Sea, ADR (USD) (1) 1,567,998 167,368
Total Singapore (Cost $123,198) 167,368
SOUTH KOREA 4.6%
Common Stocks 4.6%
Samsung Electronics  3,516,639 612,088
Total South Korea (Cost $83,143) 612,088
SWEDEN 2.3%
Common Stocks 2.3%
Assa Abloy, Class B  2,253,430 83,615
Essity, Class B (4) 3,609,632 104,862
Spotify Technology (USD) (1) 243,838 121,905
Total Sweden (Cost $256,101) 310,382
SWITZERLAND 2.4%
Common Stocks 2.4%
Galderma Group  218,249 47,493
Sonova Holding  510,718 139,147
UBS Group  2,648,426 139,990
Total Switzerland (Cost $298,345) 326,630
TAIWAN 12.4%
Common Stocks 12.4%
Accton Technology  943,000 61,122

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Delta Electronics  2,417,000 118,911
Elite Material  296,000 42,492
Taiwan Semiconductor Manufacturing  19,377,000 1,433,225
Total Taiwan (Cost $328,793) 1,655,750
THAILAND 0.5%
Common Stocks 0.5%
True, NVDR  156,894,600 67,462
Total Thailand (Cost $58,787) 67,462
UNITED KINGDOM 9.3%
Common Stocks 9.3%
3i Group  1,269,857 48,887
ARM Holdings, ADR (USD) (1)(4) 78,400 18,792
AstraZeneca (USD)  1,651,532 280,166
Barclays  20,289,608 139,461
Bridgepoint Group (4) 17,174,965 74,228
Experian  1,567,720 59,150
Glencore  30,937,870 227,868
Prudential  5,051,839 75,922
Rolls-Royce Holdings  6,479,177 129,257
Unilever (EUR)  2,909,609 186,325
1,240,056
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(2)(3) 286,782 2,423
2,423
Total United Kingdom (Cost $1,072,242) 1,242,479
UNITED STATES 1.5%
Common Stocks 1.5%
Aon, Class A  176,516 63,643
BeOne Medicines, ADR (1) 261,437 82,617
Philip Morris International  305,787 58,350
Total United States (Cost $158,046) 204,610

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.8%
Common Stocks 0.8%
Asia Commercial Bank  49,858,277 41,472
Hoa Phat Group  47,862,930 39,430
Military Commercial Joint Stock Bank  37,801,300 32,276
Total Vietnam (Cost $122,168) 113,178
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 3.72% (5)(6) 164,091,855 164,092
Total Short-Term Investments (Cost $164,092) 164,092
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.70% (5)(6) 99,235,969 99,236
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 99,236
Total Securities Lending Collateral (Cost $99,236) 99,236
Total Investments in Securities  100.7%
(Cost $8,888,394) $ 13,480,246
Other Assets Less Liabilities (0.7)% (91,801)
Net Assets 100.0% $ 13,388,445
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE International Stock Fund

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(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $123,279 and represents 0.9% of net assets.
(4) All or a portion of this security is on loan at July 31, 2026.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 4,966++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 4,966+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 285,571  ¤  ¤ $ 164,092
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 99,236
Total $ 263,328^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,966 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $263,328.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Stock Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F37-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,007,422 $ 11,086,217 $ 20,951 $ 13,114,590
Convertible Preferred Stocks — — 102,328 102,328
Short-Term Investments 164,092 — — 164,092
Securities Lending Collateral 99,236 — — 99,236
Total $ 2,270,750 $ 11,086,217 $ 123,279 $ 13,480,246